Acquisition (Schedule of preliminary allocation of fair value of assets and liabilities) (Details) - USD ($)	Sep. 04, 2019	Jun. 30, 2020	Jun. 30, 2019
Assets
Goodwill		$ 834,220	$ 834,220
FLCR [Member]
Assets
Cash		22,205
Property and equipment		4,209,995
Other		20,716
Other assets		1,511,844
Goodwill		892,312
Total Assets		6,657,072
Liabilities
Accounts payable		208,763
Long-term debt		4,593,851
Short-term debt		799,534
Accrued interest		78,948
Other		83,664
Total Liabilities		5,764,760
Net Assets		892,312
Consideration		58,092
Fair value of noncontrolling interests		834,220
Total Recongnized Identifiable Assets Acquired		$ 892,312
Concepts and Solutions [Member]
Assets
Cash	$ 201,161
Accounts receivable	1,165,953
Inventory	94,360
Property and equipment	20,904
Other assets	2,800
Goodwill and other intangibles	3,760,287
Total Assets	5,245,465
Liabilities
Accounts payable	1,225,734
Accrued expenses	783,540
Short-term debt	96,941
Deferred revenue	518,900
Total Liabilities	2,625,115
Net Assets	2,620,350
Fair value of anti-dilution clause in employment agreement	235,350
Note payable to seller	900,000
Stock	1,485,000
Total consideration	$ 2,620,350